Intangibles and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

(in thousands of U.S. dollars)	Above market time charter	Option for time charter extension	Total Intangibles	Goodwill	Total
Historical cost December 31, 2017	22,760	8,000	30,760	251	31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2017	(6,641)	—	(6,641)	—	(6,641)
Intangibles and goodwill, December 31, 2017	16,119	8,000	24,119	251	24,370

Historical cost December 31, 2017	22,760	8,000	30,760	251	31,011
Additions	—	—	—	—	—
Historical cost December 31, 2018	22,760	8,000	30,760	251	31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2018	(10,272)	—	(10,272)	—	(10,272)
Intangibles and goodwill, December 31, 2018	$12,488	8,000	20,488	251	$20,739

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2019	$3,631
2020	3,053
2021	2,755
2022	2,755
2023	2,755
2024 and thereafter	$5,539